COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 4,918
2019	3,930
2020	612
2021	331
2022 and thereafter	216
Operating Leases, Future Minimum Payments Due, Total	$ 10,007